Restructuring and Other Charges - Summary of the Components of Charges Included in Restructuring and Other Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	$ 3,189	$ 22,038	$ 31,315
Financial advisor fees related to the Spin-off
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	0	0	4,598
Consulting fees
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	0	22	1,932
Start-up of stand-alone functions
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	0	887	1,332
Retention awards to certain employees
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	599	3,056	3,121
Chief Executive Officer signing bonus
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	0	0	2,000
Non-cash inventory write-downs
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	0	0	8,707
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	2,100	14,473	9,625
Net charges to exit the use of a corporate operating lease
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	0	2,904	0
Other
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	490	696	0
Spin-off
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	600	3,900	15,700
Spin-off | Start-up of stand-alone functions
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges			1,300
Spin-off | Retention awards to certain employees
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	$ 600	$ 3,100	$ 3,100